Unaudited Interim Condensed Consolidated Statemenets of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Cash Flows from Operating Activities:
Net loss	$ (51,329)	$ (18,042)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	36,799	34,958
Loss on sale of assets	2,750	0
Gain on loan write off	0	(1,111)
Impairment loss	17,163	0
Loss from inventory valuation	0	1,286
Amortization and write-off of deferred finance charges	2,948	2,348
Unrealized gain on derivatives	16	584
Share based compensation	90	90
Change in:
Accounts receivable trade	156	(3,931)
Due from Manager	406	(2,125)
Inventories	1,517	4,831
Accrued revenue	(157)	(179)
Prepaid expenses and other current assets	(701)	(644)
Trade accounts payable	(1,386)	3,674
Accrued liabilities	(1,253)	(198)
Unearned revenue	(253)	(1,578)
Net Cash Provided by Operating Activities	6,766	19,963
Cash Flows from Investing Activities:
Vessel acquisitions including advances for vessels under construction	(57,789)	(108,777)
Proceeds from vessel sale	29,000	0
Restricted cash released	57,863	12,589
Increase in restricted cash	(3,904)	(9,594)
Increase in bank time deposits	(9,952)	(25,250)
Net Cash (Used in)/ Provided by Investing Activities	15,218	(131,032)
Cash Flows from Financing Activities:
Proceeds from long-term debt	64,500	364,559
Principal payments of long-term debt	(145,996)	(202,826)
Dividends paid	(10,548)	(13,987)
Payment of deferred financing costs	(100)	(3,297)
Repurchase of common stock	(120)	0
Repurchase of preferred stock	(1,429)	0
Net Cash Provided by/(Used in) Financing Activities	(93,693)	144,449
Net increase/(decrease) in cash and cash equivalents	(71,709)	33,380
Cash and cash equivalents at beginning of year	130,743	107,311
Cash and cash equivalents at end of year	59,034	140,691
Supplemental cash flow information:
Cash paid for interest (excluding capitalized interest):	14,775	7,411
Non cash investing and financing activities	$ 3,960	$ 1,197